WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	BELGIUM — 2.7%
2,580	D'ieteren Group	$444,440
6,060	KBC Group N.V.	552,337
		996,777
	BRAZIL — 3.9%
52,830	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	943,544
45,100	NU Holdings Ltd. - Class A*	461,824
		1,405,368
	CANADA — 7.9%
18,800	Brookfield Corp.	985,308
27,400	Canadian Natural Resources Ltd.	843,920
7,200	Celestica, Inc.*	567,432
4,650	CGI, Inc.	464,209
		2,860,869
	CHINA — 9.7%
5,900	Alibaba Group Holding Ltd. - ADR	780,157
4,200	Baidu, Inc. - ADR*	386,526
38,650	Kanzhun Ltd. - ADR*	740,920
3,700	PDD Holdings, Inc. - ADR*	437,895
132,100	WuXi AppTec Co., Ltd. - Class H	1,179,682
		3,525,180
	FRANCE — 2.1%
17,000	Societe Generale S.A.	766,947
	GERMANY — 8.2%
26,000	Deutsche Telekom A.G.	959,934
1,420	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	897,056
19,000	Siemens Energy A.G.*	1,126,374
		2,983,364
	INDIA — 1.6%
18,685	ICICI Bank Ltd. - ADR	588,951
	INDONESIA — 1.1%
1,231,000	Bank Mandiri Persero Tbk P.T.	382,149
	IRELAND — 4.3%
2,750	ICON PLC*	481,222
3,250	Trane Technologies PLC	1,094,990
		1,576,212

WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 2.2%
51,540	Teva Pharmaceutical Industries Ltd. - ADR*	$792,170
	ITALY — 3.3%
49,000	Cementir Holding N.V.	708,116
8,370	Recordati Industria Chimica e Farmaceutica S.p.A.	474,317
		1,182,433
	JAPAN — 12.0%
34,000	FUJIFILM Holdings Corp.	651,405
66,360	Japan Exchange Group, Inc.	682,906
11,000	Recruit Holdings Co., Ltd.	569,924
32,470	Sony Group Corp. - ADR	824,413
23,840	Tokio Marine Holdings, Inc.	927,444
5,200	Tokyo Electron Ltd.	713,090
		4,369,182
	KAZAKSTAN — 1.4%
5,500	Kaspi.KZ JSC - ADR	510,675
	MEXICO — 1.4%
26,400	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	488,151
	NETHERLANDS — 3.6%
28,400	Prosus N.V.*	1,319,458
	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—
	SWEDEN — 1.3%
22,600	Sandvik A.B.	475,312
	SWITZERLAND — 5.9%
2,200	Chubb Ltd.	664,378
121,100	Glencore PLC*	443,272
34,300	UBS Group A.G.	1,050,609
		2,158,259
	TAIWAN — 4.4%
9,700	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,610,200
	UNITED KINGDOM — 20.3%
13,000	3i Group PLC	611,302
6,610	AstraZeneca PLC - ADR	485,835

WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
101,790	Babcock International Group PLC	$957,965
101,000	Haleon PLC - ADR	1,039,290
5,285	London Stock Exchange Group PLC	785,011
15,050	RELX PLC - ADR	758,670
280,000	Rolls-Royce Holdings PLC*	2,721,581
		7,359,654
	UNITED STATES — 1.3%
10,950	Schlumberger N.V.	457,710
	TOTAL COMMON STOCKS
	(Cost $34,442,793)	35,809,021
	SHORT-TERM INVESTMENTS — 1.3%
479,963	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.13%[2]	479,963
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $479,963)	479,963
	TOTAL INVESTMENTS — 99.9%
	(Cost $34,922,756)	36,288,984
	Other Assets in Excess of Liabilities — 0.1%	45,898
	TOTAL NET ASSETS — 100.0%	$36,334,882

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.